Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The components of cash and cash equivalents at December 31, 2025, and 2024 are as follows:

	12/31/2025	12/31/2024
Cash and cash equivalents	12,792	4,797
Short-term investments	659	13,238
Total	13,451	18,035

Short-term investments in the Group consist of liquid investments earning interest based on 101% of CDI for the years ended December 31, 2025, and 2024. The short-term investments may be redeemed at any time, at the Group’s request, without substantial modification of its values.